UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21882

Oppenheimer Rochester North Carolina Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way,

Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center,

New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: March 31

Date of reporting period: 12/31/2012

Item 1.	Schedule of Investments.

Oppenheimer Rochester North Carolina Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Municipal Bonds and Notes–108.4%
North Carolina–67.3%
$ 175,000	Asheville, NC Hsg. Authority (Oak Knoll Apartments)[1]	5.625%	09/01/2033	$175,700
1,000,000	Buncombe County, NC (Woodfin Downtown Corridor Devel.)	7.250	08/01/2034	979,103
50,000	Catawaba County, NC GO1	4.700	06/01/2013	50,439
2,240,000	Charlotte, NC Airport[1]	5.000	07/01/2021	2,652,765
500,000	Charlotte, NC Airport[1]	5.000	07/01/2031	561,570
100,000	Charlotte, NC COP (Governmental Facilities)	5.000	06/01/2016	101,876
20,000	Charlotte, NC COP (Governmental Facilities)[1]	5.000	06/01/2028	20,312
35,000	Charlotte, NC COP (Governmental Facilities)[1]	5.000	06/01/2033	35,542
2,000,000	Charlotte, NC COP (Governmental Facilities)[1]	5.250	06/01/2020	2,040,880
550,000	Charlotte, NC COP (Transit)[1]	5.000	06/01/2018	560,318
645,000	Charlotte, NC Douglas International Airport Special Facilities (US Airways)	5.600	07/01/2027	634,944
2,500,000	Charlotte, NC Douglas International Airport Special Facilities (US Airways)	7.750	02/01/2028	2,503,750
1,830,000	Charlotte-Mecklenburg, NC Hospital Authority (Carolinas Healthcare System)[1]	5.125	01/15/2037	2,048,337
50,000	Charlotte-Mecklenburg, NC Hospital Authority Health Care System (Carolinas Healthcare)[1]	5.250	01/15/2039	55,515
250,000	Columbus County, NC IF&PCFA (International Paper Company)[1]	5.700	05/01/2034	282,015
70,000	Columbus County, NC IF&PCFA (International Paper Company)[1]	5.850	12/01/2020	70,228
100,000	Columbus County, NC IF&PCFA (International Paper Company)[1]	6.250	11/01/2033	115,658
1,900,000	Durham, NC Hsg. Authority (JFK Towers)[1]	5.000	12/01/2035	1,981,434
1,000,000	Durham, NC Hsg. Authority (JFK Towers)[1]	5.000	12/01/2047	1,014,100
4,825,000	Durham, NC Hsg. Authority (Naples Terrace Apartments)	5.700	06/01/2033	4,920,246
100,000	E. Lincoln County, NC Water & Sewer District[1]	4.750	06/01/2018	102,278
150,000	Elizabeth City, NC Multifamily Hsg. (Walker Landing)[1]	5.125	03/20/2049	152,685
500,000	Fayetteville, NC State University (Student Hsg.)[1]	5.000	04/01/2037	550,490
165,000	Halifax County, NC IF&PCFA (Champion International Corp.)[1]	5.450	11/01/2033	165,482
115,000	Halifax County, NC IF&PCFA (International Paper Company)[1]	5.900	09/01/2025	115,378
30,000	Iredell County, NC GO1	4.750	02/01/2016	30,710
125,000	Mint Hill, NC Sanitation District[1]	5.250	06/01/2017	128,000
425,000	Mint Hill, NC Sanitation District[1]	5.250	06/01/2019	435,158
15,000	Mint Hill, NC Sanitation District[1]	5.250	06/01/2020	15,357
1,000,000	NC Capital Facilities Finance Agency (Brevard College Corp.)[1]	5.000	10/01/2026	998,940
500,000	NC Capital Facilities Finance Agency (Davidson College)[1]	5.000	03/01/2040	580,255

1	Oppenheimer Rochester North Carolina Municipal Fund

Oppenheimer Rochester North Carolina Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Value
North Carolina Continued
$ 70,000	NC Capital Facilities Finance Agency (Elizabeth City State Univeristy Hsg. Foundation)	5.000%	06/01/2028	$70,252
30,000	NC Capital Facilities Finance Agency (Elizabeth City State University Hsg. Foundation)	5.000	06/01/2033	30,070
20,000	NC Capital Facilities Finance Agency (Johnson & Wales University)	5.000	04/01/2019	20,129
475,000	NC Capital Facilities Finance Agency (Johnson & Wales University)	5.000	04/01/2033	476,435
320,000	NC Capital Facilities Finance Agency (Johnson & Wales University)	5.250	04/01/2021	321,971
1,655,000	NC Capital Facilities Finance Agency (Meredith College)[1]	6.000	06/01/2031	1,847,543
1,535,000	NC Capital Facilities Finance Agency (Meredith College)[1]	6.125	06/01/2035	1,707,780
200,000	NC Capital Facilities Finance Agency (Methodist University)[1]	5.000	03/01/2019	227,912
440,000	NC Capital Facilities Finance Agency (Methodist University)[1]	5.000	03/01/2022	502,097
1,000,000	NC Capital Facilities Finance Agency (Methodist University)[1]	5.000	03/01/2034	1,085,250
710,000	NC Capital Facilities Finance Agency (North Carolina A&T University Foundation)	5.000	06/01/2027	713,827
50,000	NC COP (Western Carolina University)[1]	4.000	06/01/2015	50,642
115,000	NC COP (Western Carolina University)[1]	5.000	06/01/2023	116,236
30,000	NC COP (Winston-Salem State University Hsg.)	4.800	06/01/2033	30,156
25,000	NC Eastern Municipal Power Agency[1]	6.500	01/01/2018	31,239
105,000	NC Eastern Municipal Power Agency No. 1 Catawaba Electric, Series A1	5.250	01/01/2020	105,125
1,000,000	NC Eastern Municipal Power Agency, Series A1	5.000	01/01/2025	1,192,980
1,000,000	NC Eastern Municipal Power Agency, Series A1	5.000	01/01/2026	1,183,770
1,000,000	NC Eastern Municipal Power Agency, Series D1	5.000	01/01/2025	1,192,980
1,000,000	NC Eastern Municipal Power Agency, Series D1	5.000	01/01/2026	1,183,770
560,000	NC Educational Facilities Finance Agency (St. Augustine’s College)	5.250	10/01/2018	560,095
1,860,000	NC Educational Facilities Finance Agency (St. Augustine’s College)	5.250	10/01/2028	1,848,022
35,000	NC HFA (Home Mtg.)[1]	4.850	01/01/2023	35,043
7,565,000	NC HFA (Home Ownership)[1]	5.250	01/01/2039	7,918,286
30,000	NC HFA (Home Ownership)[1]	5.250	07/01/2039	31,267
20,000	NC HFA (Home Ownership)[1]	5.375	01/01/2023	20,034
75,000	NC Medical Care Commission (AHA1HC/AHA3HC/AHA4HC/AHACHC/AHEHC/AHA7HC Obligated Group)[1]	5.500	10/01/2024	79,001
2,210,000	NC Medical Care Commission (AHACHC)[1]	5.800	10/01/2034	2,326,644
50,000	NC Medical Care Commission (Alamance Regional Medical Center)[1]	5.000	08/15/2016	50,160
175,000	NC Medical Care Commission (Baptist Retirement Homes of North Carolina)	6.400	10/01/2031	176,019
295,000	NC Medical Care Commission (Baptist Retirement)	6.300	10/01/2021	296,847

2	Oppenheimer Rochester North Carolina Municipal Fund

Oppenheimer Rochester North Carolina Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Value
North Carolina Continued
$ 500,000	NC Medical Care Commission (Blue Ridge Healthcare)[1]	5.000%	01/01/2036	$524,195
2,075,000	NC Medical Care Commission (Catholic Health East)[1]	5.250	11/15/2024	2,251,686
2,180,000	NC Medical Care Commission (Catholic Health East)[1]	5.250	11/15/2025	2,359,806
255,000	NC Medical Care Commission (Cumberland County Hospital System)[1]	5.250	10/01/2023	264,438
100,000	NC Medical Care Commission (Cumberland County Hospital System)[1]	5.625	10/01/2033	103,982
50,000	NC Medical Care Commission (Deerfield Episcopal Retirement Community)[1]	5.000	11/01/2023	51,002
45,000	NC Medical Care Commission (Deerfield Episcopal Retirement Community)[1]	6.000	11/01/2033	49,356
1,380,000	NC Medical Care Commission (Deerfield Episcopal Retirement Community)[1]	6.125	11/01/2038	1,517,959
8,000,000	NC Medical Care Commission (Duke University Health System)[2]	5.000	06/01/2042	8,927,360
130,000	NC Medical Care Commission (Forest at Duke)[1]	5.500	09/01/2018	130,207
1,520,000	NC Medical Care Commission (Galloway Ridge)	6.000	01/01/2039	1,617,143
115,000	NC Medical Care Commission (Givens Estates)[1]	5.000	07/01/2027	121,762
30,000	NC Medical Care Commission (Glenaire/The Presbyterian Homes Obligated Group)	5.500	10/01/2031	30,814
345,000	NC Medical Care Commission (Glenaire/The Presbyterian Homes Obligated Group)	5.600	10/01/2036	353,867
55,000	NC Medical Care Commission (Halifax Regional Medical Center)[1]	5.000	08/15/2024	55,008
2,600,000	NC Medical Care Commission (HPRHS/HPRHSvcs Obligated Group)	5.000	10/01/2019	2,602,262
665,000	NC Medical Care Commission (HPRHS/HPRHSvcs Obligated Group)	5.000	10/01/2029	665,093
1,480,000	NC Medical Care Commission (HPRHS/HPRHSvcs Obligated Group)	5.125	10/01/2014	1,488,096
240,000	NC Medical Care Commission (Hugh Chatham Memorial Hospital)	5.000	10/01/2033	240,149
195,000	NC Medical Care Commission (Maria Parham Medical Center)	5.500	10/01/2018	202,582
500,000	NC Medical Care Commission (Mission Health System)[1]	5.000	10/01/2036	546,815
615,000	NC Medical Care Commission (Scotland Memorial Hospital)[1]	5.500	10/01/2019	616,353
1,000,000	NC Medical Care Commission (Southeastern Regional Medical Center)[1]	5.000	06/01/2032	1,148,390
250,000	NC Medical Care Commission (Southminster)	6.125	10/01/2018	250,428
50,000	NC Medical Care Commission (STHS)[1]	6.250	10/01/2019	50,121
310,000	NC Medical Care Commission (STHS/STMH/STM/HCC)[1]	6.375	10/01/2029	311,237
65,000	NC Medical Care Commission (STTLC)	5.375	10/01/2014	65,161
105,000	NC Medical Care Commission (STTLC)[1]	5.375	10/01/2019	105,194

3	Oppenheimer Rochester North Carolina Municipal Fund

Oppenheimer Rochester North Carolina Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Value
North Carolina Continued
$ 355,000	NC Medical Care Commission (UHSEC/PCMH Obligated Group)[1]	6.250%	12/01/2033	$423,369
150,000	NC Medical Care Commission (United Methodist)	5.500	10/01/2032	153,089
500,000	NC Medical Care Commission (University Health Systems of Eastern Carolina)[1]	6.000	12/01/2029	589,505
2,000,000	NC Medical Care Commission (Vidant Health/ PCMH Obligated Group)[1]	5.000	06/01/2036	2,185,960
250,000	NC Medical Care Commission (Village at Brookwood)	6.375	01/01/2022	250,413
750,000	NC Medical Care Commission (Wakemed)[1]	5.000	10/01/2031	868,058
500,000	NC Medical Care Commission Health Care Facilities (Appalachian Regional Healthcare System)[1]	6.625	07/01/2034	591,615
400,000	NC Medical Care Commission Health Care Facilities (Cleveland County)[1]	5.750	01/01/2035	453,228
500,000	NC Medical Care Commission Health Care Facilities (Cumberland County Hospital System)[1]	5.000	10/01/2032	563,900
35,000	NC Medical Care Commission Health Care Facilities (Cumberland County Hospital System)[1]	5.500	10/01/2028	36,361
2,000,000	NC Medical Care Commission Health Care Facilities (Lutheran Services for the Aging)	5.000	03/01/2042	2,020,380
2,000,000	NC Medical Care Commission Health Care Facilities (Novant Health)[1]	5.000	11/01/2043	2,168,940
2,000,000	NC Medical Care Commission Health Care Facilities (Novant Health)[1]	5.250	11/01/2040	2,205,460
35,000	NC Medical Care Commission Health Care Facilities (Pines at Davidson)[1]	5.000	01/01/2036	35,698
15,000	NC Medical Care Commission Health Care Facilities (STHS/STMH Obligated Group)[1]	6.500	10/01/2013	15,150
25,000	NC Medical Care Commission Hospital (Alamance Health System)[1]	5.500	08/15/2013	25,091
130,000	NC Medical Care Commission Hospital (Alamance Health System)[1]	5.500	08/15/2024	130,296
100,000	NC Medical Care Commission Hospital (Alamance Regional Medical Center)[1]	5.000	08/15/2020	100,243
1,075,000	NC Medical Care Commission Hospital (Maria Parham Medical Center)	6.500	10/01/2026	1,124,848
500,000	NC Medical Care Commission Retirement Facilities (Carolina Village)	6.000	04/01/2038	527,275
40,000	NC Medical Care Commission Retirement Facilities (Cypress Glen Retirement Community)	6.000	10/01/2033	40,692
50,000	NC Medical Care Commission Retirement Facilities (The Forest at Duke)	5.100	09/01/2013	50,089
25,000	NC Medical Care Commission Retirement Facilities (The Forest at Duke)	5.200	09/01/2014	25,046
5,000	NC Medical Care Commission Retirement Facilities (The United Methodist Retirement Homes)	5.500	10/01/2035	5,057
1,250,000	NC Medical Care Commission Retirement Facilities (Village at Brookwood)	5.250	01/01/2032	1,263,688
100,000	NC Municipal Power Agency No. 1 (Catawba Electric)[1]	4.500	01/01/2020	100,101

4	Oppenheimer Rochester North Carolina Municipal Fund

Oppenheimer Rochester North Carolina Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon		Maturity	Value
North Carolina Continued
$ 250,000	NC Municipal Power Agency No. 1 (Catawba Electric)[1]	5.250%		01/01/2014	$250,298
1,000,000	NC Municipal Power Agency No. 1 (Catawba Electric)[1]	5.250		01/01/2016	1,001,190
50,000	NC Municipal Power Agency No. 1 (Catawba Electric)[1]	5.250		01/01/2018	50,060
300,000	NC Municipal Power Agency No. 1 (Catawba Electric)[1]	5.250		01/01/2019	300,357
250,000	NC Turnpike Authority (Monroe Connector System)[1]	5.000		07/01/2036	286,965
240,000	NC Turnpike Authority (Triangle Expressway System)[1]	5.750		01/01/2039	276,209
230,000	Northampton County, NC IF&PCFA (Champion International Corp.)[1]	6.450		11/01/2029	230,863
10,000	Northern Hospital District of Surry County, NC Health Care Facilities[1]	5.500		10/01/2029	10,008
500,000	Northern Hospital District of Surry County, NC Health Care Facilities[1]	6.250		10/01/2038	542,780
365,000	Oak Island, NC Enterprise System[1]	6.000		06/01/2036	423,732
10,000	Piedmont Triad, NC Airport Authority[1]	6.000		07/01/2021	10,030
20,000	University of NC System[1]	5.500		10/01/2034	22,817
20,000	Wake County, NC IF&PCFA (Carolina Power & Light Company)[1]	5.375		02/01/2017	20,253
10,000	Wilson, NC Combined Enterprise System[1]	4.000		12/01/2014	10,030

					95,550,657
U.S. Possessions–41.1%
5,000	Guam GO1	5.375		11/15/2013	5,011
300,000	Guam GO1	6.750		11/15/2029	336,621
1,550,000	Guam GO1	7.000		11/15/2039	1,748,943
1,500,000	Guam Government Business Privilege[1]	5.000		01/01/2037	1,660,830
1,240,000	Guam Government Business Privilege[1]	5.000		01/01/2042	1,368,935
1,400,000	Guam Government Business Privilege[1]	5.250		01/01/2036	1,581,412
250,000	Guam Government Waterworks Authority & Wastewater System[1]	5.875		07/01/2035	257,745
125,000	Guam Power Authority, Series A1	5.000		10/01/2023	147,173
125,000	Guam Power Authority, Series A1	5.000		10/01/2030	141,418
125,000	Guam Power Authority, Series A1	5.000		10/01/2034	139,429
1,000,000	Guam Power Authority, Series A1	5.500		10/01/2030	1,132,500
180,000	Guam Tobacco Settlement Economic Devel. & Commerce Authority (TASC)[1]	5.250		06/01/2032	174,767
67,775,000	Guam Tobacco Settlement Economic Devel. & Commerce Authority (TASC)	7.250	[3]	06/01/2057	1,644,899
365,000	Northern Mariana Islands Commonwealth, Series A	5.000		06/01/2017	351,699
2,190,000	Northern Mariana Islands Commonwealth, Series A	5.000		06/01/2030	1,810,539
250,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.000		07/01/2038	250,870
1,000,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.000		07/01/2044	1,001,160
500,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.125		07/01/2024	533,630
1,740,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.375		05/15/2033	1,741,636

5	Oppenheimer Rochester North Carolina Municipal Fund

Oppenheimer Rochester North Carolina Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon		Maturity	Value
U.S. Possessions Continued
$ 3,495,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.500%		05/15/2039	$3,498,285
4,305,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.625		05/15/2043	4,309,047
22,370,000	Puerto Rico Children’s Trust Fund (TASC)	6.539	[3]	05/15/2050	1,703,699
39,500,000	Puerto Rico Children’s Trust Fund (TASC)	7.625	[3]	05/15/2057	721,665
5,000	Puerto Rico Commonwealth GO1	5.000		07/01/2028	4,934
45,000	Puerto Rico Commonwealth GO	5.000		07/01/2041	41,568
70,000	Puerto Rico Commonwealth GO1	5.125		07/01/2031	69,340
395,000	Puerto Rico Commonwealth GO1	5.250		07/01/2030	396,063
40,000	Puerto Rico Commonwealth GO1	5.875		07/01/2036	40,353
800,000	Puerto Rico Commonwealth GO1	6.000		07/01/2039	821,392
2,250,000	Puerto Rico Commonwealth GO1	6.500		07/01/2037	2,374,718
85,000	Puerto Rico Convention Center Authority[1]	5.000		07/01/2027	84,179
400,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2029	407,820
320,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2030	326,656
440,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2031	447,498
5,000	Puerto Rico HFC[1]	5.100		12/01/2018	5,070
40,000	Puerto Rico HFC (Homeowner Mtg.)[1]	5.100		12/01/2031	40,226
25,000	Puerto Rico Highway & Transportation Authority[1]	5.000		07/01/2022	25,031
250,000	Puerto Rico Highway & Transportation Authority	5.300		07/01/2035	250,078
335,000	Puerto Rico IMEPCF (American Airlines)[4]	6.450		12/01/2025	235,304
50,000	Puerto Rico Infrastructure	6.928	[3]	07/01/2043	6,759
1,000,000	Puerto Rico Infrastructure	7.000	[3]	07/01/2032	306,390
450,000	Puerto Rico Infrastructure	7.000	[3]	07/01/2033	126,653
30,000	Puerto Rico Infrastructure	7.000	[3]	07/01/2036	6,617
335,000	Puerto Rico Infrastructure	7.102	[3]	07/01/2035	79,482
3,000,000	Puerto Rico Infrastructure	7.332	[3]	07/01/2030	1,082,760
725,000	Puerto Rico Infrastructure (Mepsi Campus)	6.250		10/01/2024	757,843
2,120,000	Puerto Rico Infrastructure (Mepsi Campus)	6.500		10/01/2037	2,187,692
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000		04/01/2027	100,877
1,850,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000		03/01/2036	1,795,536
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.125		04/01/2032	100,028
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.375		04/01/2042	100,461
50,000	Puerto Rico ITEMECF (Ashford Presbyterian Community)	6.700		11/01/2020	48,517
100,000	Puerto Rico ITEMECF (University of the Sacred Heart)[1]	5.000		10/01/2042	98,620
25,000	Puerto Rico Municipal Finance Agency, Series A1	5.500		07/01/2017	25,080
30,000	Puerto Rico Public Buildings Authority[1]	5.250		07/01/2033	29,684
100,000	Puerto Rico Public Buildings Authority[1]	6.250		07/01/2026	109,268
250,000	Puerto Rico Public Buildings Authority[1]	6.250		07/01/2031	280,793
600,000	Puerto Rico Public Buildings Authority[1]	6.750		07/01/2036	659,232
500,000	Puerto Rico Public Buildings Authority[1]	7.000		07/01/2021	539,705
750,000	Puerto Rico Public Buildings Authority[1]	7.000		07/01/2025	805,238
5,000	Puerto Rico Public Buildings Authority, Series D1	5.250		07/01/2036	4,820
2,000,000	Puerto Rico Public Finance Corp., Series B1	5.500		08/01/2031	2,027,200

6	Oppenheimer Rochester North Carolina Municipal Fund

Oppenheimer Rochester North Carolina Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon		Maturity	Value
U.S. Possessions Continued
$ 750,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.375%		08/01/2039	$769,943
5,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.100	[3]	08/01/2044	829,350
500,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.375		08/01/2039	550,640
1,000,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.500		08/01/2044	1,112,520
10,000,000	Puerto Rico Sales Tax Financing Corp., Series A	7.530	[3]	08/01/2056	719,400
8,000,000	Puerto Rico Sales Tax Financing Corp., Series C2	5.750		08/01/2057	8,726,640
200,000	University of Puerto Rico[1]	5.000		06/01/2025	196,922
250,000	University of Puerto Rico[1]	5.000		06/01/2026	244,095
275,000	University of Puerto Rico, Series Q1	5.000		06/01/2030	264,924
1,000,000	V.I. Public Finance Authority (Matching Fund Loan Note)[1]	5.250		10/01/2029	1,091,930
420,000	V.I. Tobacco Settlement Financing Corp. (TASC)[1]	5.000		05/15/2021	411,541
300,000	V.I. Water & Power Authority	5.500		07/01/2017	300,687

					58,329,990

Total Investments, at Value (Cost $148,287,887)–108.4%					153,880,647
Liabilities in Excess of Other Assets–(8.4)					(11,895,872)

Net Assets–100.0%					$141,984,775

Footnotes to Statement of Investments

1.	All or a portion of the security position has been segregated for collateral to cover borrowings.
2.	Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See accompanying Notes.
3.	Zero coupon bond reflects effective yield on the date of purchase.
4.	This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.

To simplify the listings of securities, abbreviations are used per the table below:

AHA1HC	ARC/HDS Alamance #1 Hsg. Corp.
AHA3HC	ARC/HDS Alamance #3 Hsg. Corp.
AHA4HC	ARC/HDS Alamance #4 Hsg. Corp.
AHA7HC	ARC/HDS Alamance #7 Housing Corp.
AHACHC	ARC/HDS Alamance County Housing Corp.
AHEHC	ARC/HDS Elon Housing Corp.
COP	Certificates of Participation
GO	General Obligation
HCC	Home Care of the Carolinas
HFA	Housing Finance Agency
HFC	Housing Finance Corp.
HPRHS	High Point Regional Health System
HPRHSvcs	High Point Regional Health Services
IF&PCFA	Industrial Facilities and Pollution Control Financing Authority
IMEPCF	Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JFK	John Fitzgerald Kennedy
PCMH	Pitt County Memorial Hospital
ROLs	Residual Option Longs
STHS	Stanly Health Services
STM	Stanly Manor
STMH	Stanly Memorial Hospital
STTLC	Stanly Total Living Center
TASC	Tobacco Settlement Asset-Backed Bonds
UHSEC	University Health Systems of Eastern Carolina
V.I.	United States Virgin Islands

7	Oppenheimer Rochester North Carolina Municipal Fund

Oppenheimer Rochester North Carolina Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Notes to Statement of Investments

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a broker dealer (the “sponsor”). The sponsor creates a trust (the “Trust”) into which it deposits the underlying municipal bond. The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust (typically an affiliate of the sponsor) must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related to the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund may have the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Similarly, the Fund may have the right to directly purchase the underlying municipal bond from the Trust by paying to the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. Through the exercise of either of these rights, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

8	Oppenheimer Rochester North Carolina Municipal Fund

Oppenheimer Rochester North Carolina Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. As of December 31, 2012, the Fund’s maximum exposure under such agreements is estimated at $8,000,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a sponsor for deposit into a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At December 31, 2012, municipal bond holdings with a value of $17,654,000 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $8,000,000 in short-term floating rate securities issued and outstanding at that date.

9	Oppenheimer Rochester North Carolina Municipal Fund

Oppenheimer Rochester North Carolina Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

At December 31, 2012, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$ 4,000,000	NC Medical Care Commission ROLs[3]	7.992%	6/1/42	$4,927,360
4,000,000	Puerto Rico Sales Tax Financing Corp. ROLs[3]	9.226	8/1/57	4,726,640

				$9,654,000

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.
2.	Represents the current interest rate for the inverse floating rate security.
3.	Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $8,000,000 as of December 31, 2012.

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of December 31, 2012 is as follows:

Cost	$335,000
Market Value	$235,304
Market Value as a % of Net Assets	0.17%

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

10	Oppenheimer Rochester North Carolina Municipal Fund

Oppenheimer Rochester North Carolina Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee

11	Oppenheimer Rochester North Carolina Municipal Fund

Oppenheimer Rochester North Carolina Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of December 31, 2012 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
North Carolina	$—	$95,550,657	$—	$95,550,657
U.S. Possessions	—	58,329,990	—	58,329,990

Total Assets	$—	$153,880,647	$—	$153,880,647

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

12	Oppenheimer Rochester North Carolina Municipal Fund

Oppenheimer Rochester North Carolina Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Federal Taxes. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2012 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$140,285,215	[1]

Gross unrealized appreciation	$8,033,237
Gross unrealized depreciation	(2,440,477)

Net unrealized appreciation	$5,592,760

1.	The Federal tax cost of securities does not include cost of $8,002,672 which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

13	Oppenheimer Rochester North Carolina Municipal Fund

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2012, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester North Carolina Municipal Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	2/11/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	2/11/2013

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	2/11/2013